Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Schedule of property, plant and equipment

							Total
	Towers			Furniture and		Capital	(excluding	Right-
	and tower	Fiber	Land and	office	Motor	work in	right-of-use	of-use
	equipment	assets	buildings	equipment	vehicles	progress	asset)	asset
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2019	2,257,701	—	48,679	13,500	18,708	138,227	2,476,815	372,000
Additions during the year	15,135	—	859	2,732	3,327	91,004	113,057	47,470
Reclassification	129,420	—	1,825	—	—	(131,245)	—	—
Transfer from advance payments	272,298	—	672	—	—	(10,873)	262,097	—
Disposals*	(106,757)	—	—	(187)	(1,689)	—	(108,633)	(6,307)
Effects of movement in exchange rates	(40,160)	—	(301)	(168)	(522)	(2,053)	(43,204)	(6,266)
At December 31, 2019	2,527,637	—	51,734	15,877	19,824	85,060	2,700,132	406,897

At January 1, 2020	2,527,637	—	51,734	15,877	19,824	85,060	2,700,132	406,897
Additions during the year	10,287	—	768	2,470	2,576	87,014	103,115	72,888
Additions through business combinations (note 31)	144,388	—	566	305	—	4,970	150,229	129,711
Reclassification	91,165	—	887	808	658	(93,518)	—	—
Transfer from advance payments	124,272	—	620	91	—	(2,997)	121,986	—
Disposals*	(23,591)	—	(1,203)	(95)	(1,310)	—	(26,199)	(15,721)
Effects of movement in exchange rates	(214,038)	—	(5,936)	(1,287)	(1,600)	(5,883)	(228,744)	(44,181)
At December 31, 2020	2,660,120	—	47,436	18,169	20,148	74,646	2,820,519	549,594

At January 1, 2021	2,660,120	—	47,436	18,169	20,148	74,646	2,820,519	549,594
Additions during the year	20,995	—	825	5,056	6,012	224,479	257,367	113,722
Additions through business combinations (note 31) ***	77,142	220,950	968	93	—	5,495	304,648	41,709
Reclassification	124,548	23,241	5,999	—	—	(153,788)	—	—
Transfer from advance payments	111,439	7,862	4,112	—	—	3,959	127,372	—
Disposals*	(21,359)	—	—	(82)	(1,825)	—	(23,266)	(18,872)
Effects of movement in exchange rates	(143,357)	(6,790)	(3,072)	(1,038)	(877)	(8,438)	(163,572)	(35,649)
At December 31, 2021	2,829,528	245,263	56,268	22,198	23,458	146,353	3,323,068	650,504

Accumulated depreciation and impairment
At January 1, 2019	918,520	—	880	10,842	14,597	—	944,839	—
Charge for the year	313,320	—	296	2,145	1,869	—	317,630	38,130
Impairment	21,565	—	—	—	—	—	21,565	—
Disposals*	(101,100)	—	—	(173)	(1,457)	—	(102,730)	(735)
Effects of movement in exchange rates	(17,821)	—	(13)	(136)	(357)	—	(18,327)	(360)
At December 31, 2019	1,134,484	—	1,163	12,678	14,652	—	1,162,977	37,035

At January 1, 2020	1,134,484	—	1,163	12,678	14,652	—	1,162,977	37,035
Charge for the year	315,131	—	331	2,547	1,959	—	319,968	54,089
Impairment	26,824	—	421	—	—	—	27,245	—
Disposals*	(21,435)	—	—	(41)	(1,294)	—	(22,770)	(5,594)
Effects of movement in exchange rates	(102,812)	—	(187)	(893)	(1,049)	—	(104,941)	(4,066)
At December 31, 2020	1,352,192	—	1,728	14,291	14,268	—	1,382,479	81,464

At January 1, 2021	1,352,192	—	1,728	14,291	14,268	—	1,382,479	81,464
Charge for the year**	272,068	5,366	296	3,806	2,902	—	284,438	60,685
Impairment/(reversal of impairment)	48,391	—	(318)	—	—	—	48,073	2,797
Disposals*	(14,660)	—	—	(73)	(1,816)	—	(16,549)	(8,634)
Effects of movement in exchange rates	(82,676)	(12)	(69)	(867)	(583)	—	(84,207)	(6,459)
At December 31, 2021	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853

Net book value
At December 31, 2019	1,393,153	—	50,571	3,199	5,172	85,060	1,537,155	369,862

At December 31, 2020	1,307,928	—	45,708	3,878	5,880	74,646	1,438,040	468,130

At December 31, 2021	1,254,213	239,909	54,631	5,041	8,687	146,353	1,708,834	520,651

*     The disposals value of right-of-use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.

**    The charge for the period does not agree to the charge in the consolidated statement of loss and other comprehensive (loss)/income due to the indirect taxes benefit of $0.4 million (2020: $0.8 million, 2019: $nil) in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

***  Includes subsequent asset acquisitions on business combination transactions.

Schedule of depreciation expense

	2021	2020	2019
	$'000	$'000	$'000

Cost of sales (note 7)	330,799	367,007	353,368
Administrative expense (note 8)	13,917	6,240	2,392
	344,716	373,247	355,760

Schedule of additions to property, plant and equipment

	2021	2020	2019
	$'000	$'000	$'000

Additions through cash - capital work in progress	224,479	87,014	91,004
Additions through decommissioning estimates	7,212	8,315	405
Additions through right of use assets	113,722	72,888	47,470
Additions through cash – others	13,666	7,786	21,648
Additions through non-cash – others	12,010	—	—
	371,089	176,003	160,527